Property and Equipment, net	12 Months Ended
Dec. 31, 2025
Property and Equipment, net
Property and Equipment, net

8. Property and Equipment, net

Property and equipment, net consists of the following:

	December 31,	December 31,
	2024	2025
	RMB’000	RMB’000
Electronic equipment and computers	6,375	5,557
Office furniture and equipment	4,754	4,563
Leasehold improvement	7,690	7,690
Total	18,819	17,810
Less: accumulated depreciation	(13,002)	(13,852)
Less: impairment	—	—
Property and equipment, net	5,817	3,958

Depreciation expenses were RMB 1.73 million, RMB 2.20 million and RMB 1.91 million for the years ended December 31, 2023, 2024 and 2025, respectively.